Accounting Changes (Details)	12 Months Ended
Dec. 31, 2010
Accounting Standards Update 2010-20 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Disclosures about the credit quality of financing receivables and the allowance for credit losses
New Accounting Pronouncement Or Change In Accounting Principle Description	In July 2010, the Financial Accounting Standards Board (“FASB”) issued guidance to address concerns about the sufficiency, transparency, and robustness of credit risk disclosures for financing receivables and the related allowance for credit losses. The guidance requires that entities disclose information at disaggregated levels. The expanded disclosures include information regarding the credit quality of receivables as of the end of a reporting period. The new disclosure requirements apply to all entities that have lending arrangements in the form of receivables or a lessor's right to lease payments (other than operating leases), although disclosures for trade accounts receivable with a contractual maturity of one year or less are exempt. For public entities, the new disclosures are required for interim and annual periods ending on or after December 15, 2010. Except for disclosure changes, the adoption had no impact on the Company’s financial statements.
Accounting Standards Update 2009-01 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	The accounting standards codification
New Accounting Pronouncement Or Change In Accounting Principle Description	In June 2009, the FASB established the accounting standards codification to become the source of authoritative U.S. GAAP. The codification will supersede all non-SEC accounting and reporting standards. It is effective for interim and annual periods ending after September 15, 2009. The adoption had no impact on the Company’s financial statements, other than the references to authoritative U.S. GAAP.
F S P F A S 115-2 and F A S 124-2 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Recognition and presentation of other-than-temporary impairments
New Accounting Pronouncement Or Change In Accounting Principle Description	In April 2009, the FASB updated the Accounting Standards Codification (“the Codification” or “ASC”) guidance for recognition and presentation of other-than-temporary impairments which: (i) clarifies the factors that should be considered when determining whether a debt security is other than temporarily impaired, (ii) provides guidance on the amount recognized of an other-than-temporary impairment and (iii) expands the disclosures required. It is effective for interim and annual reporting periods ending after June 15, 2009. The adoption had no material impact on the Company’s financial statements.
F S P F A S 107-1 And A P B 28-1 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Interim disclosures about fair value of financial instruments
New Accounting Pronouncement Or Change In Accounting Principle Description	In April 2009, the FASB updated the ASC guidance for interim disclosures about fair value of financial instruments which requires disclosures about fair value of financial instruments for interim reporting periods as well as in annual financial statements. It is effective for interim reporting periods ending after June 15, 2009. Except for presentation changes, the adoption had no impact on the Company’s financial statements.
F S P F A S 141 (R) -1 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Assets and liabilities from contingencies in business combinations
New Accounting Pronouncement Or Change In Accounting Principle Description	In April 2009, the FASB updated the ASC guidance for accounting for assets acquired and liabilities assumed in a business combination that arise from contingencies. The guidance addresses issues raised on initial recognition and measurement, subsequent measurement and accounting and disclosure of assets and liabilities arising from contingencies in a business combination. It is effective for assets or liabilities arising from contingencies in business combinations for which the acquisition date is on or after January 1, 2009. The Company adopted the provisions to be applied to all future business combinations.
A S C F A S 161 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Derivative instruments
New Accounting Pronouncement Or Change In Accounting Principle Description	In March 2008, the FASB updated the ASC guidance for disclosures about derivative instruments and hedging activities. The guidance requires entities to provide enhanced disclosures about (i) how and why an entity uses derivative instruments, (ii) how derivative instruments and related hedged items are accounted for, and (iii) how derivative instruments and related hedged items affect an entity’s financial position, results of operations and cash flows. The Company adopted these provisions on January 1, 2009. Except for presentation changes, the adoption had no impact on the Company’s financial statements.
A S C F A S 160 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Noncontrolling interests
New Accounting Pronouncement Or Change In Accounting Principle Description	In December 2007, the FASB updated the ASC guidance for noncontrolling interests in consolidated financial statements to establish accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. The guidance clarifies that a noncontrolling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements. The Company adopted the provisions on January 1, 2009. Except for presentation changes, the adoption had no impact on the Company’s financial statements.
A S C F A S 141 (R) [ Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Business combinations
New Accounting Pronouncement Or Change In Accounting Principle Description	In December 2007, the FASB updated the ASC guidance for business combinations, which requires the acquiring entity in a business combination to recognize all the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose information on the nature and financial effect of the business combination. The Company adopted the provisions on January 1, 2009 to be applied to all future business combinations.
F S P F A S 132 (R)-1 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Post-retirement benefit plan assets
New Accounting Pronouncement Or Change In Accounting Principle Description	In December 2008, the FASB updated the ASC guidance for employers’ disclosures about post-retirement benefit plan assets, which provides guidance on an employer’s disclosures about plan assets of a defined benefit pension or other post-retirement plan. It requires more detailed disclosures about employers’ plan assets, including employers’ investment strategies, major categories of plan assets, concentrations of risk within plan assets and valuation techniques used to measure the fair value of plan assets. The Company early adopted the provisions as of December 31, 2008. The adoption did not have a material impact on the Company’s financial statements.
F S P F A S 133-1 And F I N 45-4 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Disclosures about credit derivatives and certain guarantees
New Accounting Pronouncement Or Change In Accounting Principle Description	In September 2008, the FASB updated the ASC guidance for disclosures about credit derivatives and certain guarantees, which requires disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument to provide certain disclosures for each credit derivative for each statement of financial position presented. It also requires an additional disclosure about the current status of the payment/performance risk of a guarantee. The Company does not have any credit derivatives. The Company adopted the disclosure requirements with regards to guarantees as of December 31, 2008.
A S C F A S 158 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Employee benefit plans
New Accounting Pronouncement Or Change In Accounting Principle Description	In September 2006, the FASB updated the ASC guidance for employers’ accounting for defined benefit pension and other post-retirement plans. The adoption of its requirement to measure the plan assets and benefit obligations as of December 31, 2008 did not have a material impact on the Company’s financial statements.
Accounting Standards Update 2010-06 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Fair value measurements
New Accounting Pronouncement Or Change In Accounting Principle Description	The Company adopted the FASB ASC guidance for fair value measurements for financial assets and financial liabilities on January 1, 2008. It provided enhanced guidance for using fair value to measure assets and liabilities. Fair value refers to the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. It clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability and establishes a fair value hierarchy that prioritizes the information used to develop those assumptions. It also requires that fair value measurements be separately disclosed by level within the fair value hierarchy. In February 2008, the FASB issued an update to the ASC guidance which provided a one year deferral until January 1, 2009 for certain non-financial assets and non-financial liabilities, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). The Company adopted the provisions on January 1, 2009. In October 2008, the ASC guidance was updated for determining the fair value of a financial asset when the market for that asset is not active. The intent of this update was to provide guidance on how the fair value of a financial asset is to be determined when the market for that financial asset is not active. It is effective as of the issuance date and has not affected the valuation of the Company’s financial assets. In January 2010, the ASC guidance for disclosures about fair value measurements was updated, providing amendments to the guidance which requires entities to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. The updated guidance further clarified the level of disaggregation required for assets and liabilities and the disclosures required for inputs and valuation techniques used to measure the fair value of assets and liabilities that fall in either Level 2 or Level 3. The disclosures related to Level 1 and Level 2 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2009. Except for disclosure changes, the adoption of the updated guidance had no material impact on the Company’s financial statements.